Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Exchange Rates

The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	2017	2016	2015	2017	2016	2015
Argentinean peso	18.774210	15.850116	13.004955	16.580667	14.762591	9.101728
Australian dollar	1.279580	1.384689	—	1.308997	1.3440978	—
Brazilian real	3.308005	3.259106	3.904803	3.201667	3.474928	3.259601
Canadian dollar	1.253982	1.345983	1.388446	1.303248	1.318844	1.270237
Colombian peso	2 988.60	3 002.14	3 145.64	2 965.94	2 986.89	2 792.222
Chinese yuan	6.507500	6.944520	6.485535	6.785290	6.607635	6.256495
Euro	0.833819	0.948677	0.918527	0.886817	0.902821	0.899096
Mexican peso	19.735828	20.663842	17.206357	18.811612	18.464107	15.730837
Pound sterling	0.739790	0.812238	0.674152	0.773029	0.737400	0.653179
Peruvian nuevo sol	3.244558	3.352820	3.413342	3.267432	3.394121	3.135481
Russian ruble	57.631946	60.657097	72.881615	58.144309	66.905365	59.186097
South Korean won	1 067.63	1 203.90	1 176.09	1 134.04	1 154.50	1 129.52
South African rand	12.345193	13.714953	—	13.338803	14.0166901	—
Turkish lira	3.790879	3.516940	—	3.615028	3.50148	—
Ukrainian hryvnia	28.068098	27.190513	24.000600	26.501419	25.408674	21.493019

Summary of Estimated Useful Live of Assets Expected Utility

The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 - 5 years